Statements of Cash Flows (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating activities
Net income (loss)	$ 14,961,458	$ (14,832,899)
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	17,050	20,468
Stock-based compensation expense	852,210	1,439,194
Non-cash interest expense	20,365	134,096
Change in fair value of warrant liability and unit purchase option liability	1,586	57,595
Changes in assets and liabilities:
Grants receivable	102,337	(379,256)
Prepaid expenses and other assets	50,228	191,527
Escrowed funds receivable	(3,750,803)	0
Restricted cash	(18,067)	(79,051)
Accounts payable	(697,695)	109,908
Accrued expenses and other liabilities	341,109	2,478,234
Income taxes payable	3,230,000	0
Net cash provided by (used in) operating activities	15,109,778	(10,860,184)
Investing activities
Purchase of property and equipment	(7,990)	(25,646)
Net cash used in investing activities	(7,990)	(25,646)
Financing activities
Proceeds from sale of shares under common stock purchase agreements, net	1,693,498	1,000,000
Proceeds from sale of shares pursuant to private placement, net	4,650,000	0
Proceeds from sales of common stock under employee stock purchase plan, net	35,430	0
Principal payments on term debt	(2,374,031)	(2,459,493)
Payment of financing costs	(279,246)	(1,467)
Net cash provided by (used in) financing activities	3,725,651	(1,460,960)
Increase (decrease) in cash and cash equivalents	18,827,439	(12,346,790)
Cash and cash equivalents at beginning of period	5,127,958	21,161,967
Cash and cash equivalents at end of period	23,955,397	8,815,177
Supplemental disclosures of cash flow information
Cash paid for interest	72,526	287,841
Supplemental disclosures of noncash financing activities
Accrued financing costs	$ 0	$ 101,728